December 23, 2005


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch US Government Fund.
Post-Effective Amendment No. 24 to the
Registration Statement on Form N-1A
(Securities Act File No. 2-92366, Investment
Company Act No. 811-4077)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended (the "1933 Act"),
 Merrill Lynch US Government Fund, (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
Act would not have differed from
that contained in Post-Effective Amendment
No. 24 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment
No. 24 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 23, 2005.

Sincerely,

Merrill Lynch US Government Fund


/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of the Fund